Finance Results - Summary of Finance Results (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial results [abstract]
Interest on debt	R$ (3,162,853)	R$ (2,148,322)	R$ (1,626,911)
Monetary and exchange rate variation	(1,069,157)	(3,253,446)	(438,430)
Derivatives and fair value measurement	2,193,855	3,918,848	764,816
Amortization of borrowing costs	(341,034)	(58,732)	(56,397)
Guarantees and warranties	52,082	56,079	65,207
Cost of gross debt	(2,431,271)	(1,597,731)	(1,422,129)
Income from financial investment and exchange rate in cash and cash equivalents	600,894	369,690	407,701
Cost of debt, net	(1,830,377)	(1,228,041)	(1,014,428)
Interest on other receivables	411,394	201,060	435,498
Monetary variation of other financial assets	(372)
Interest on other payables	(424,946)	(16,293)	(302,620)
Interest on leases payable	(407,972)	(595,482)	(559,240)
Interest on shareholders' equity	(8,288)	(4,959)	(18,726)
Interest on contingencies and contracts	(315,620)	(234,368)	(222,617)
Bank charges and other	(96,983)	(75,408)	(196,230)
Foreign exchange, net	115,607	(30,505)	(89,260)
Other charges and monetary variations net	(727,180)	(755,955)	(953,195)
Finance results, net	(2,557,557)	(1,983,996)	(1,967,623)
Finance expense	(2,527,506)	(4,727,561)	(3,690,578)
Finance income	1,258,441	407,710	974,604
Foreign exchange, net	(1,099,536)	(3,258,656)	(526,946)
Derivatives	(188,956)	5,594,511	1,275,297
Finance results, net	R$ (2,557,557)	R$ (1,983,996)	R$ (1,967,623)